Events after the reporting period - Additional Information (Detail) - $ / shares		12 Months Ended
	Feb. 10, 2023	Dec. 31, 2022
Statement [line items]
Borrowings maturity		June 30, 2023
Number of warrants issued		1,101,683
Novartis [member] | Major ordinary share transactions [member]
Statement [line items]
Borrowings maturity	February 10, 2025
Number of warrants issued	2,000,000
Number of warrants issued per share	$ 0.15